UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103 El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

Ross C. Provence

480 N. Magnolia Ave., Suite 103

El Cajon, CA 92020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Blue Chip Investor Fund

		Schedule of Investments
	September 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
25,000	Aflac Inc.	$ 1,426,000	5.52%

Air Freight & Logistics
8,500	FedEx Corporation	890,375	3.44%

Diversified Bank
38,000	Wells Fargo & Co.	1,353,560	5.24%

Footwear
2,700	Nike Inc.	1,583,820	6.13%

Health Care - Managed Care
20,000	Unitedhealth Group Inc.	968,600	3.75%

Health Care Services
21,400	Lincare Holdings Inc. *	784,310	3.03%

Holding Companies NEC
40	Berkshire Hathaway Inc. Class A *	4,740,400
100	Berkshire Hathaway Inc. Class B *	395,200
		5,135,600	19.86%

Hyper-Markets & Super Centers
25,000	Wal-Mart Stores Inc.	1,091,250	4.22%

Insurance - Multi-Line
15,000	American International Group, Inc.	1,014,750	3.93%

Investment Advice
13,500	Legg Mason Inc.	1,137,915	4.40%

Machinery Construction / Farm
20,000	Oshkosh Truck Corp.	1,239,400	4.79%

Machinery Industrial
24,000	Illinois Tool Works Inc.	1,431,360	5.54%

Motorcycle Manufacturing
24,000	Harley-Davidson Inc.	1,109,040	4.29%

Office Supply
33,100	Staples Inc.	711,319	2.75%

Publishing
15,600	Meredith Corp.	893,880	3.46%

Retail - Computer & Electronics
17,000	Best Buy Co. Inc.	782,340	3.03%

Retail - Home Improvement
35,300	Lowe's Companies Inc.	989,106	3.83%

Savings Institution, Federally Chartered
46,000	Countrywide Financial Corp.	874,460	3.38%

Services - Data Processing
18,000	Fiserv Inc. *	915,480	3.54%

Surety Insurance
18,000	MBIA Inc.	1,098,900	4.25%

Total for Common Stock (Cost $21,600,903)		25,431,465	98.38%

Cash Equivalents
432,314	First American Treasury Obligation Fund Cl Y 5.30% **	432,314	1.67%
	(Cost - $432,314)

	Total Investments	25,863,779	100.05%
	(Cost - $22,033,217)

	Liabilities in Excess of Other Assets	(14,054)	-0.05%

	Net Assets	$ 25,849,725	100.00%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $22,033,217 amounted to $3,830,562, which consisted of aggregate gross unrealized appreciation of $4,857,412 and aggregate gross unrealized depreciation of $1,026,850.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP INVESTOR FUNDS

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date:               11/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date:               11/19/07

By : /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:               11/19/07